UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2007

Check here if Amendment [X]; Amendment Number:  1
This Amendment (Check only one):   [X] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Salzman & Co., Inc.

   Address:   411 West Putnam Avenue
              Greenwich, CT  06830

   Form 13F File Number:   28-12184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Stephen B. Salzman
   Title:   CEO/President
   Phone:   203-302-2701

Signature Place and Date of Signing:


   /s/ Stephen B. Salzman            Greenwich, CT            October 9, 2007


Original filing included a statement that certain positions, for which confi-dential treatment was requested, had been omitted from the report and filed separately with the SEC. That statement was incorrect since the SEC had denied the request for confidential treatment and the filing did include the positions.

Report Type (Check only one):
   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

                            FORM 13F SUMMARY PAGE

Salzman & Co., Inc.
28-12184
Report for Period Ended:  03/31/2007
Amendment #1

Report Summary:

   Number of Other Included Managers:                 0
   Form 13F Information Table Entry Total:           11
   Form 13F Information Table Value Total:     $476,721 (thousands)

List of Other Included Managers:

   None

                          FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6   COLUMN 7           COLUMN 8
  ---------------------------- ---------------- --------- -------- ----------------- ------- ---------- --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
  ---------------------------- ---------------- --------- -------- -------- --- ---- ------- ---------- -------- -------- --------
ABN AMRO HLDG NV               SPONSORED ADR    000937102    32231   749200 SH       SOLE                 749200
AMERICAN EXPRESS CO            COM              025816109    15662   277700 SH       SOLE                 277700
BED BATH & BEYOND INC          COM              075896100    38909   968600 SH       SOLE                 968600
CABOT CORP                     COM              127055101    34287   718350 SH       SOLE                 718350
CEMEX SAB DE CV                COM              151290889    58322  1780818 SH       SOLE                1780818
FASTENAL CO                    COM              311900104    89526  2554246 SH       SOLE                2554246
INVESTOOLS INC                 COM              46145P103    28577  2055937 SH       SOLE                2055937
LEGG MASON INC                 COM              524901105    56103   595507 SH       SOLE                 595507
SPDR TR                        UNIT SER 1       78462F103     6294    44313 SH       SOLE                  44313
WAL MART STORES INC            COM              931142103    48119  1024900 SH       SOLE                1024900
WESTERN UN CO                  COM              959802109    68691  3129461 SH       SOLE                3129461